Federal Funds Sold, Securities Borrowed or Purchased Under Agreements to Resell and Short-term Borrowings (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Short-term Debt [Abstract]
Commercial paper and other short-term borrowings	$ 35,698,000,000	$ 59,962,000,000
Federal Funds Sold Securities Borrowed or Purchased Under Agreements to Resell and Short term Borrowings Textuals [Abstract]
Short Term Bank Notes Outstanding	6,300,000,000	13,800,000,000
Federal Funds Sold and Securities Borrowed or Purchased under Agreements to Resell [Member]
Short-term Debt [Abstract]
Commercial paper and other short-term borrowings	211,183,000,000	209,616,000,000	189,933,000,000
Rate at December 31	0.76%	0.85%	0.78%
Average Amount During Year	245,069,000,000	256,943,000,000	235,764,000,000
Average Rate During Year	0.88%	0.71%	1.23%
Maximum Month-end Balance During Year	270,473,000,000	314,932,000,000	271,321,000,000
Federal Funds Purchased [Member]
Short-term Debt [Abstract]
Commercial paper and other short-term borrowings	243,000,000	1,458,000,000	4,814,000,000
Rate at December 31	0.06%	0.14%	0.09%
Average Amount During Year	1,658,000,000	4,718,000,000	4,239,000,000
Average Rate During Year	0.08%	0.15%	0.05%
Maximum Month-end Balance During Year	4,133,000,000	8,320,000,000	4,814,000,000
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Abstract]
Commercial paper and other short-term borrowings	214,621,000,000	243,901,000,000	250,371,000,000
Rate at December 31	1.08%	1.15%	0.39%
Average Amount During Year	270,718,000,000	348,936,000,000	365,624,000,000
Average Rate During Year	1.31%	0.74%	0.96%
Maximum Month-end Balance During Year	293,519,000,000	458,532,000,000	407,967,000,000
Commercial Paper [Member]
Short-term Debt [Abstract]
Commercial paper and other short-term borrowings	23,000,000	15,093,000,000	13,131,000,000
Rate at December 31	1.70%	0.65%	0.65%
Average Amount During Year	8,897,000,000	25,923,000,000	26,697,000,000
Average Rate During Year	0.53%	0.56%	1.03%
Maximum Month-end Balance During Year	21,212,000,000	36,236,000,000	37,025,000,000
Other Short-term Borrowings [Member]
Short-term Debt [Abstract]
Commercial paper and other short-term borrowings	35,675,000,000	44,869,000,000	56,393,000,000
Rate at December 31	2.35%	2.02%	1.72%
Average Amount During Year	42,996,000,000	50,752,000,000	92,084,000,000
Average Rate During Year	2.31%	1.88%	1.87%
Maximum Month-end Balance During Year	47,087,000,000	63,081,000,000	169,602,000,000
Parent Company And Other Subsidiaries Member [Member]
Federal Funds Sold Securities Borrowed or Purchased Under Agreements to Resell and Short term Borrowings Textuals [Abstract]
Maximum Of Bank Notes Outstanding With Fixed Or Floating Rate	$ 75,000,000,000